Other Financial Assets and Financial Liabilities - Reconciliation of the Beginning and Closing Balances of Available-for-sale Financial Instruments Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 2,765
Ending balance	2,747	$ 2,765
Available-for-sale financial assets [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,765	2,862
Re-measurement recognized in other comprehensive income (loss)	(80)	(102)
Exchange difference	62	5
Ending balance	$ 2,747	$ 2,765